16. Critical Accounting Estimates and Judgments (Tables)	12 Months Ended
Jun. 30, 2018
Critical Accounting Estimates And Judgments Tables Abstract
Impairment of investment in associate
	2018	2017
	$	$
Impairment of investment in associate	—	3,608,038
	—	3,608,038